Financial instruments - Increase (Decrease) to Net Earnings Before Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ 5,640	$ (273)
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	5,441	2,086
Currency risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(5,640)	273
Currency risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(5,441)	(2,086)
Commodity price risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(88,524)	(10,554)
Commodity price risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments		(9,324)
Commodity price risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	91,828	10,554
Commodity price risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments		1,636
$1.00 increase from initial share price of the equity swap
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	3,750	3,750
$1.00 decrease from initial share price of the equity swap | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (3,750)	$ (3,750)